SHARE OPTIONS (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Share-based payments | $	$ 225	$ 926
Share option [Member]
Disclosure of classes of share capital [line items]
Share-based payments | $	$ 225,000	$ 926,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of Options | shares	40,476,672	59,014,672	40,506,672	46,914,672
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of Options | shares	2,023,834